Baird MidCap Fund
Schedule of Investments, March 31, 2021 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Aerospace & Defense
HEICO Corp.	220,357	$27,720,911	1.2%
Mercury Systems, Inc. (1)	356,937	25,217,599	1.1%
		52,938,510	2.3%
Banks
Pinnacle Financial Partners, Inc.	358,451	31,780,266	1.4%
Biotechnology
BioMarin Pharmaceutical, Inc. (1)	155,316	11,727,911	0.5%
Building Products
Trex Co, Inc. (1)	382,710	35,033,273	1.6%
Capital Markets
MarketAxess Holdings, Inc.	48,576	24,186,962	1.1%
MSCI, Inc.	61,508	25,789,074	1.2%
		49,976,036	2.3%
Commercial Services & Supplies
Copart, Inc. (1)	373,654	40,582,561	1.8%
Distributors
Pool Corp.	138,661	47,871,324	2.2%
Electrical Equipment
Generac Holdings, Inc. (1)	166,447	54,503,070	2.5%
Rockwell Automation, Inc.	101,189	26,859,608	1.2%
		81,362,678	3.7%
Electronic Equipment, Instruments & Components
CDW Corp.	318,833	52,846,570	2.4%
Keysight Technologies, Inc. (1)	385,893	55,337,056	2.5%
		108,183,626	4.9%
Entertainment
Take-Two Interactive Software, Inc. (1)	196,637	34,745,758	1.6%
Food Products
Lamb Weston Holdings, Inc.	467,777	36,243,362	1.6%
Health Care Equipment & Supplies
Align Technology, Inc. (1)	101,567	55,001,578	2.5%
Cooper Cos., Inc.	104,974	40,319,464	1.8%
DexCom, Inc. (1)	84,534	30,380,674	1.4%
IDEXX Laboratories, Inc. (1)	89,266	43,678,746	2.0%
Insulet Corp. (1)	172,160	44,919,987	2.0%
ResMed, Inc.	197,142	38,249,491	1.7%
		252,549,940	11.4%
Health Care Technology
Veeva Systems, Inc. (1)	171,718	44,859,610	2.0%
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc. (1)	38,671	54,944,530	2.5%
Household Durables
DR Horton, Inc.	364,901	32,519,977	1.5%
Internet & Direct Marketing Retail
Etsy, Inc. (1)	102,450	20,661,091	0.9%
IT Services
Broadridge Financial Solutions, Inc.	143,961	22,040,429	1.0%
EPAM Systems, Inc. (1)	167,681	66,517,376	3.0%
Euronet Worldwide, Inc. (1)	276,447	38,232,620	1.7%
VeriSign, Inc. (1)	125,287	24,902,044	1.1%
		151,692,469	6.8%
Life Sciences Tools & Services
ICON PLC (1)(2)	237,427	46,623,540	2.1%
Repligen Corp. (1)	185,029	35,971,488	1.6%
		82,595,028	3.7%
Machinery
Graco, Inc.	493,012	35,309,519	1.6%
IDEX Corp.	113,743	23,808,685	1.1%
RBC Bearings, Inc. (1)	163,923	32,255,129	1.4%
		91,373,333	4.1%
Media
Cable One, Inc.	9,447	17,272,517	0.8%
Pharmaceuticals
Catalent, Inc. (1)	476,105	50,138,618	2.3%
Jazz Pharmaceuticals PLC (1)(2)	134,246	22,066,015	1.0%
		72,204,633	3.3%
Professional Services
CoStar Group, Inc. (1)	43,592	35,827,829	1.6%
TransUnion	287,732	25,895,880	1.2%
Verisk Analytics, Inc.	184,272	32,559,020	1.5%
		94,282,729	4.3%
Road & Rail
J.B. Hunt Transport Services, Inc.	189,382	31,829,433	1.4%
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc.	359,586	55,814,939	2.5%
Monolithic Power Systems, Inc.	180,235	63,660,804	2.9%
		119,475,743	5.4%
Software
ANSYS, Inc. (1)	127,266	43,214,443	1.9%
Aspen Technology, Inc. (1)	249,313	35,983,345	1.6%
Paycom Software, Inc. (1)	138,220	51,149,693	2.3%
PTC, Inc. (1)	307,643	42,347,059	1.9%
Qualys, Inc. (1)	185,912	19,479,860	0.9%
Synopsys, Inc. (1)	219,411	54,365,658	2.5%
Tyler Technologies, Inc. (1)	107,708	45,725,277	2.1%
		292,265,335	13.2%
Specialty Retail
Burlington Stores, Inc. (1)	118,141	35,300,531	1.6%
Five Below, Inc. (1)	328,044	62,587,515	2.8%
Floor & Decor Holdings, Inc. (1)	246,664	23,551,479	1.0%
Tractor Supply Co.	296,879	52,571,333	2.4%
		174,010,858	7.8%
Technology Hardware, Storage & Peripherals
NCR Corp. (1)	841,136	31,921,111	1.4%
Textiles, Apparel & Luxury Goods
Under Armour, Inc. (1)	1,373,115	30,428,228	1.4%
Trading Companies & Distributors
Fastenal Co.	526,836	26,489,314	1.2%
Total Common Stocks		2,151,821,184	97.0%
(Cost $1,196,766,560)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.04% (3)	68,062,875	68,062,875	3.1%
Total Short-Term Investment		68,062,875	3.1%
(Cost $68,062,875)
Total Investments		2,219,884,059	100.1%
(Cost $1,264,829,435)
Liabilities in Excess of Other Assets		(1,328,099)	(0.1)%
TOTAL NET ASSETS		$2,218,555,960	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird MidCap Fund
Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$2,151,821,184	$–	$–	$2,151,821,184
Total Equity	2,151,821,184	–	–	2,151,821,184
Short-Term Investment
Money Market Mutual Fund	68,062,875	–	–	68,062,875
Total Short-Term Investment	68,062,875	–	–	68,062,875
Total Investments*	$2,219,884,059	$–	$–	$2,219,884,059

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.